Land use right net (Tables) - ZHEJIANG TIANLAN [Member]	12 Months Ended
Dec. 31, 2025
Land use right, net table
	December 31,
	2025	2024
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,959)	(2,811)

Net carrying amount	4,402	4,550
	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Amortization expense	148	149	180

Land use right, net estimated future land use right amortization expense
Future amortization expense
RMB’000

2026	148
2027	148
2028	148
2029	148
2030	148
Thereafter	3,662

Total	4,402